Principal Accounting Policies (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) item	Dec. 31, 2017 CNY (¥) item	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2014 CNY (¥)
Revenue recognition
Number of revenue models used for online game services | item	2	2
Revenues derived from barter transactions		¥ 0	¥ 0	¥ 0
Expenses derived from barter transactions		0	0	0
Cash, cash equivalents and time deposits
Cash at bank and demand deposits				6,071,487,000		$ 424,841	¥ 2,764,140,000		$ 836,036	¥ 5,439,499,000	¥ 2,021,453,000
PRC subsidiaries and VIEs
Cash, cash equivalents and time deposits
Cash and cash equivalent and time deposits held by PRC subsidiaries and VIEs							¥ 15,100,000,000			¥ 17,000,000,000
Percentage of cash and cash equivalent and time deposits held by PRC subsidiaries and VIEs					45.10%	45.10%	45.10%	66.90%	66.90%	66.90%
Denominated in USD
Cash, cash equivalents and time deposits
Cash at bank and demand deposits						$ 112,500	¥ 733,400,000		$ 394,800
Time deposits						$ 2,547,800	16,648,100,000		$ 750,200
Denominated in EUR
Cash, cash equivalents and time deposits
Cash at bank and demand deposits					€ 1.6		¥ 12,800,000	€ 1.3
Selling and marketing expenses
Cost of revenues
Shipping and handling costs	$ 181,800	¥ 1,182,700,000	¥ 503,000,000	¥ 155,400,000
Less than
Revenue recognition
Term of advertising service contracts	3 months	3 months
Service period of the element	3 months	3 months